Property, Plant, and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	$ 662,188	$ 574,701
Less accumulated depreciation, depletion and amortization	(193,019)	(152,254)
Property, plant, and equipment, net of accumulated depreciation, depletion and amortization	469,169	422,447
Depreciation [Abstract]
Depreciation, depletion and amortization	44,973	46,621	34,848
Depreciation, depletion and amortization expense recorded in cost of goods sold	43,902	45,543	34,083
Depreciation, depletion and amortization expense recorded in selling, general and administrative expenses	1,071	1,078	765
Capitalized interest	103	9	24
Land, Land Improvements, and Land Use Rights [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	13,615	9,085
Building and Improvements [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	89,222	87,486
Machinery and Equipment [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	217,358	196,915
Furnaces [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	208,368	202,444
Mineral Reserves [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	55,843	55,843
Mine Development [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	9,317	4,863
Other [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	14,712	11,279
Construction in Progress [Member]
Property, plant and equipment, net [Abstract]
Property, plant, and equipment, gross	$ 53,753	$ 6,786